ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2011	2012
Accrued advertising expenses	$717	$696
Accrued royalties	1,269	967
Accrued professional fees	3,263	1,319
Purchase price adjustment accrual to BEG	2,326	—
Other	3,059	2,200

	$10,634	$5,182